Partner’s capital - Partnership Units (Table) (Details) - shares	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Common units	18,291,886	18,623,100
General partner units	348,570	348,570
Treasury common units	331,214	0
Total partnership units	18,971,670	18,971,670